Acquisitions	9 Months Ended	12 Months Ended
	Feb. 29, 2020	May 31, 2019
Business Combinations [Abstract]
Acquisitions

NOTE 5 — ACQUISITIONS

The Simplicity Esports, LLC Acquisition

On January 4, 2019, the Company consummated the transactions contemplated by the share exchange agreement, dated December 21, 2018 (as amended by Amendment No. 1 to Share Exchange Agreement, dated December 28, 2018 and by Amendment No. 2 to Share Exchange Agreement, dated December 30, 2018, the “Share Exchange Agreement”) by and among the Company, Smaaash Entertainment, Inc. (“Smaaash”), each of the equity holders of Simplicity (“Simplicity Owners”) and Jed Kaplan, in the capacity as the representative of the Simplicity Owners (the “Representative”). Pursuant to the Share Exchange Agreement, the Simplicity Owners transferred all the issued and outstanding equity interests of Simplicity to the Company in exchange for newly issued shares of common stock of the Company (the “Acquisition”).

The Simplicity Owners received an aggregate of 300,000 shares of Company common stock at the closing of the Acquisition, an additional 700,000 shares of common stock on January 7, 2019 and the remaining 2,000,000 shares in March 2019.

The acquisition of Simplicity, in an all-stock deal, created a pure play esports team and entertainment platform opportunity, which we believe will increase shareholder value and boost our growth strategy as we endeavor to build out our brick and mortar esports centers.

The acquisition was accounted for by the Company using the acquisition method under business combination accounting. Under this method, the purchase price paid by the acquirer is allocated to the assets acquired and liabilities assumed as of the acquisition date based on the fair value. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. All fair value measurements of acquired assets and liabilities assumed are non-recurring in nature and classified as level 3 on the fair value hierarchy.

The aggregate purchase price consisted of the following:

Restricted stock consideration	6,090,000
Total	$6,090,000

As noted in the table above, the Company issued 3,000,000 restricted shares of common stock as consideration. The fair value of the shares on the closing date was approximately $6,090,000.

The following table summarizes the estimated fair value of the Simplicity Esports, LLC assets acquired and liabilities assumed at the date of acquisition:

Cash	$76,000
Internet Domain	3,000
Trade names and trademarks	588,000
Non-Competes	1,023,118
Accounts payable and accrued liabilities	(56,000)
Goodwill	4,455,882
Total	$6,090,000

Revenue and net loss included in unaudited consolidated financial statements for the nine months ended February 29, 2020 attributable to Simplicity Esports, LLC is approximately $173,000 and $554,000, respectively.

The following unaudited pro forma information presents the consolidated results of operations data as if the acquisition of Simplicity Esports, LLC took place on June 1, 2018:

Nine Months Ended February 28, 2019

Total Revenue	$24,000
Net Loss	$(3,482,692)
Basic Net Loss Per Share	$(0.97)

PLAYlive Nation Acquisition

On July 29, 2019, the Company entered into a definitive agreement to acquire PLAYlive for total consideration of 750,000 shares of Company common stock. The PLAYlive acquisition closed on July 30, 2019.

Founded in 2009, PLAYlive has a network of 44 franchised gaming centers across 11 states, serving over 150,000 unique gamers annually. The PLAYlive Centers offer customers a specialized entertainment gaming experience within a social setting. Customers are provided the opportunity to play and compete across an array of gaming titles on both consoles and high-performance gaming PCs.

The acquisition was accounted for by the Company using the acquisition method under business combination accounting. Under this method, the purchase price paid by the acquirer is allocated to the assets acquired and liabilities assumed as of the acquisition date based on the fair value. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. Certain amounts below are provisional based on our best estimates using information available as of the reporting date. The Company is waiting for information to become available to finalize its valuation of certain elements of this transaction. Specifically, the assigned values for intellectual property, net deferred revenues, customer relationships, and goodwill are provisional in nature and subject to change upon the completion of the final valuation of such elements. All fair value measurements of acquired assets and liabilities assumed are non-recurring in nature and classified as level 3 on the fair value hierarchy.

The aggregate purchase price consisted of the following:

Restricted stock consideration	$1,440,000
Total	$1,440,000

As noted in the table above, the Company issued 750,000 restricted shares of common stock as consideration. The fair value of the shares on the closing date was approximately $1,440,000.

The following table summarizes the estimated fair value of the PLAYlive assets acquired and liabilities assumed at the date of acquisition:

Cash	$26,000
Property, plant and equipment (provisional)	10,000
Net deferred revenue (provisional)	(115,000)
Customer relationships (provisional)	-
Accounts payable and accrued liabilities	(4,000)
Goodwill (provisional)	651,000
Trademarks	278,000
Customer contracts	594,000
Total	$1,440,000

Revenue and net loss included in the consolidated financial statements nine months ended February 29, 2020 attributable to PLAYlive is approximately $432,000 and $38,000, respectively.

The following unaudited pro forma information presents the consolidated results of operations data as if the acquisition of PLAYlive took place on June 1, 2018:

	Nine Months Ended February 29, 2020	Nine Months Ended February 28, 2019

Total Revenue	$705,000	$526,000
Net Loss	$(1,270,000)	$(3,026,000)
Basic Net Loss Per Share	$(0.17)	$(0.85)

The Simplicity One Acquisition

On January 14, 2020 the Company acquired a 90% interest in Simplicity One Brasil Ltda for approximately $2,000.

NOTE 6 - ACQUISITIONS

The Simplicity Esports, LLC Acquisition

On January 4, 2019, the Company consummated the transactions contemplated by the share exchange agreement, dated December 21, 2018 (as amended by Amendment No. 1 to Share Exchange Agreement, dated December 28, 2018 and by Amendment No. 2 to Share Exchange Agreement, dated December 30, 2018, the “Share Exchange Agreement”) by and among the Company, Smaaash Entertainment, Inc. (“Smaaash”), each of the equity holders of Simplicity (“Simplicity Owners”) and Jed Kaplan, in the capacity as the representative of the Simplicity Owners (the “Representative”). Pursuant to the Share Exchange Agreement the Simplicity Owners transferred all the issued and outstanding equity interests of Simplicity to the Company in exchange for newly issued shares of common stock of the Company (the “Acquisition”).

The Simplicity Owners received an aggregate of 300,000 shares of common stock at the closing of the Acquisition and an additional aggregate of 700,000 shares of common stock on January 7, 2019 and the remaining 2,000,000 shares in March of 2019.

The acquisition of Simplicity, in an all-stock deal, creates a pure play esports team and entertainment platform opportunity, which we believe will increase shareholder value and boost our growth strategy as we endeavor the build out of our brick and mortar esports centers.

The acquisition was accounted for by the Company using the acquisition method under business combination accounting. Under this method, the purchase price paid by the acquirer is allocated to the assets acquired and liabilities assumed as of the acquisition date based on the fair value. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. All fair value measurements of acquired assets and liabilities assumed are non-recurring in nature and classified as level 3 on the fair value hierarchy.

The aggregate purchase price consisted of the following:

Restricted stock consideration	6,090,000
Total	$6,090,000

As noted in the table above, the Company issued 3,000,000 restricted shares of common stock as consideration which was valued at market at the date of the closing, fair value of approximately $6,090,000.

The following table summarizes the estimated fair value of The Simplicity Esports, LLC assets acquired and liabilities assumed at the date of acquisition:

Cash	76,000
Internet Domain	3,000
Trade names and trademarks	588,000
Non-Competes	1,023,118
Accounts payable and accrued liabilities	(56,000)
Goodwill (provisional)	4,455,882
Total	$6,090,000

Revenue and net loss included in the year ended May 31, 2019 consolidated financial statements attributable to Simplicity Esports, LLC is approximately $38,000 and $400,000, respectively.

The following unaudited pro forma information below presents the consolidated results operations data as if the acquisition of Simplicity Esports, LLC took place on June 1, 2017:

	Year Ended May 31, 2019	Year Ended May 31, 2018

Total Revenue	$53,932	$—
Net (Loss)	$(3,767,067)	$(210,657)
Basic Net Loss Per Share	$(1.06)	$0.00